Outstanding Shares of Potentially Dilutive Securities Excluded From Computation of Diluted Net Income Per Share of Common Stock (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of diluted net income per share of common stock	2,562	15,388,885	8,818	15,469,445	15,747,334	15,221,571	15,365,328
Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of diluted net income per share of common stock		15,221,571		15,221,571	15,221,571	15,221,571	15,221,571
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of diluted net income per share of common stock	2,562	167,314	2,562	167,314	379,304		143,757
Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of diluted net income per share of common stock			6,256
Convertible Preferred Stock Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of diluted net income per share of common stock				80,560	80,560
Restricted Stock Units and Performance Share Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of diluted net income per share of common stock					65,899